Related Party Transactions - Schedule of Outstanding Note Receivable (Detail) - LCP Edge Intermediate, Inc. [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Related Party Transactions (Details) [Line Items]
Note receivable from stockholder				$ 600
Receivables from Stockholder [Member]
Related Party Transactions (Details) [Line Items]
Note receivable from stockholder	$ 554	$ 554	$ 554